Financing Receivables - By Portfolio Segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) class	Dec. 31, 2022 USD ($) class
Financing receivables
Number of classes of financing receivable | class	3	3
Amortized cost	$ 12,716	$ 13,769
Allowance for credit losses
Allowance for credit losses, beginning balance	173
Allowance for credit losses, ending balance	156	173
Client Financing Receivables
Financing receivables
Amortized cost	10,863	12,531
Allowance for credit losses
Allowance for credit losses, beginning balance	168	195
Write-offs	(18)	(25)
Recoveries	5	5
Additions/(releases)	(12)	(3)
Other	8	(4)
Allowance for credit losses, ending balance	150	168
Client Financing Receivables | Americas
Financing receivables
Amortized cost	6,488	7,281
Allowance for credit losses
Allowance for credit losses, beginning balance	88	111
Write-offs	(9)	(20)
Recoveries	0	1
Additions/(releases)	5	(5)
Other	7	2
Allowance for credit losses, ending balance	92	88
Client Financing Receivables | EMEA
Financing receivables
Amortized cost	3,007	3,546
Allowance for credit losses
Allowance for credit losses, beginning balance	60	61
Write-offs	(1)	(3)
Recoveries	2	0
Additions/(releases)	(14)	6
Other	1	(5)
Allowance for credit losses, ending balance	48	60
Client Financing Receivables | Asia Pacific
Financing receivables
Amortized cost	1,368	1,704
Allowance for credit losses
Allowance for credit losses, beginning balance	20	23
Write-offs	(8)	(2)
Recoveries	3	4
Additions/(releases)	(4)	(4)
Other	(1)	(2)
Allowance for credit losses, ending balance	$ 11	$ 20